Restatement of Previously Filed Balance Sheet (Details) - Schedule of summarizes the effect of the restatement	Aug. 13, 2021 USD ($)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 202,694,255
Total liabilities	7,709,145
Class A ordinary shares subject to redemption at $10.00 per share	189,985,100
Preferred shares
Class A ordinary shares	166
Class B ordinary shares	767
Additional paid-in capital	5,013,844
Accumulated deficit	(14,767)
Total shareholders’ equity (deficit)	5,000,010
Total Liabilities, Class A ordinary shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	202,694,255
Class A ordinary shares subject to redemption	18,998,510
Class A ordinary shares	1,001,490
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets
Total liabilities
Class A ordinary shares subject to redemption at $10.00 per share	10,014,900
Preferred shares
Class A ordinary shares	(100)
Class B ordinary shares
Additional paid-in capital	(5,013,844)
Accumulated deficit	(5,000,955)
Total shareholders’ equity (deficit)	(10,014,900)
Total Liabilities, Class A ordinary shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)
Class A ordinary shares subject to redemption	1,001,490
Class A ordinary shares	(1,001,490)
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	202,694,255
Total liabilities	7,709,145
Class A ordinary shares subject to redemption at $10.00 per share	200,000,000
Preferred shares
Class A ordinary shares	66
Class B ordinary shares	767
Additional paid-in capital
Accumulated deficit	(5,015,722)
Total shareholders’ equity (deficit)	(5,014,890)
Total Liabilities, Class A ordinary shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	202,694,255
Class A ordinary shares subject to redemption	20,000,000
Class A ordinary shares